Goodwill and Identifiable Intangible Assets - Remaining Estimated Future Amortization Expense (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
2014	$ 111.4
2015	85.8
2016	84.8
2017	79.4
Thereafter	404.6
Total	$ 766.0